Finance result - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Finance income
Interest on financial investments	[1]	R$ 1,810		R$ 16,907	R$ 1,703
Other finance income		2,100		4,077	3,713
Finance income		3,910		20,984	5,416
Finance costs
Interest on bonds and financing	[2]	(25,611)		(52,935)	(92,583)
Imputed interest on suppliers		(6,817)		(13,854)	(24,612)
Bank and collection fees	[3]	(607)		(17,771)	(847)
Interest on provision for risks of tax, civil and labor losses		(6,591)		(13,297)	(41,428)
Other finance expenses		(1,588)		(3,131)	(2,403)
Finance costs		(41,214)		(119,409)	(178,185)
Total finance result		R$ (37,304)		R$ (98,425)	R$ (172,769)
Somos - Anglo (Predecessor)
Finance income
Interest on financial investments			R$ 17,429			R$ 13,009
Other finance income			9,390			8,822
Finance income			26,819			21,831
Finance costs
Interest on bonds and financing			(89,149)			(78,259)
Imputed interest on suppliers			(49,604)			(45,200)
Bank and collection fees			(2,423)			(1,902)
Interest on provision for risks of tax, civil and labor losses			(70,606)
Other finance expenses			(9,589)			(3,359)
Finance costs			(221,371)			(128,720)
Total finance result			R$ (194,552)			R$ (106,889)

[1]	Refers to income from Marketable Securities financial income, due to IPO process occurred on July 31, 2020.
[2]	Refers to the Bonds with related parties, which include Saber Serviços Educacionais (“Saber”), which the principal and interests are being paid.
[3]	Refers substantially to bank and collection fees incurred in connection with certain bank transactions for example, IPO cash remittance from the USA to Brazil and bank fees related to Bank settlements.